CONDENSED CONSOLIDATED BALANCE SHEETS (Unaudited) (USD $) In Thousands, unless otherwise specified	Mar. 31, 2014	Dec. 31, 2013
Current assets
Cash and cash equivalents	$ 68,314	$ 52,171
Accounts receivable – trade, net	522,945	488,202
Derivative instruments	115,171	176,130
Other current assets	92,075	99,437
Total current assets	798,505	815,940
Noncurrent assets
Oil and natural gas properties (successful efforts method)	18,291,878	17,888,559
Less accumulated depletion and amortization	(3,796,841)	(3,546,284)
Oil and natural gas properties, successful efforts method, net	14,495,037	14,342,275
Other property and equipment	659,815	647,882
Less accumulated depreciation	(123,191)	(110,939)
Other property and equipment, net	536,624	536,943
Derivative instruments	519,392	682,002
Other noncurrent assets	125,130	127,804
Noncurrent assets, excluding property, total	644,522	809,806
Total noncurrent assets	15,676,183	15,689,024
Total assets	16,474,688	16,504,964
Current liabilities
Accounts payable and accrued expenses	797,460	849,624
Derivative instruments	35,347	28,176
Other accrued liabilities	189,562	163,375
Current portion of long-term debt	207,502	211,558
Total current liabilities	1,229,871	1,252,733
Noncurrent liabilities
Credit facilities	3,033,175	2,733,175
Term loan	500,000	500,000
Senior notes, net	5,725,383	5,725,483
Derivative instruments	891	4,649
Other noncurrent liabilities	394,416	397,497
Total noncurrent liabilities	9,653,865	9,360,804
Commitments and contingencies (Note 10)
Unitholders' capital
331,405,514 units and 329,661,161 units issued and outstanding at March 31, 2014, and December 31, 2013, respectively	6,076,686	6,291,824
Accumulated deficit	(485,734)	(400,397)
Total unitholders' capital	5,590,952	5,891,427
Total liabilities and unitholders’ capital	$ 16,474,688	$ 16,504,964